Nature of Operations, Basis of Presentation, and Liquidity - Additional information (Details) - USD ($)	Oct. 13, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Cash		$ 8,135,184	$ 17,139,694	$ 2,145,812
Negative working capital		20,100,000	16,000,000.0
Debt		1,740,752	7,175,029	13,742,970
Sustained cumulative losses attributable to common stockholders		$ (62,502,878)	$ (61,702,144)	$ (41,116,219)
Subsequent event
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Number of shares issued	$ 3,323,616
Net proceeds	$ 5,500,000